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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Equity Index Fund and Evergreen Strategic Value Fund, for the year ended July 31, 2003. These 2 series have a July 31 fiscal year end.

Date of reporting period: 07/31/03

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen Equity Index Fund: Annual Report as of July 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
36	INDEPENDENT AUDITORS' REPORT
37	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Equity Index Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

William Zieff
Global Structured Products
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 02/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Average annual return*

1 year with sales charge	3.51%	4.01%	6.93%	N/A	N/A

1 year w/o sales charge	9.83%	9.01%	9.00%	10.13%	9.83%

5 year	-2.75%	-2.64%	-2.38%	-1.35%	-1.60%

10 year	8.95%	9.21%	9.16%	9.73%	9.58%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Index Fund Class A shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of Class Y of the fund's predecessor fund, CoreFund Equity Index Fund from 6/1/1991 through 7/27/1998 and Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to its inception is based on the performance of (1) Class A of the fund's predecessor fund, CoreFund Equity Index Fund from 10/9/1996 to 7/27/1998, (2) Class Y of CoreFund Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I and Class Y do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. The advisor is waiving its advisory fee and reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

PORTFOLIO MANAGER COMMENTARY

For the 12-month period ended July 31, 2003, the fund's A shares returned 9.83% excluding any applicable sales charges. For this same period, the fund's benchmark S&P 500 returned 10.64%.

Volatility in the U.S. equity markets rose at the beginning of the period on geopolitical uncertainty and continued economic weakness. Early in the year, as the war with Iraq gained momentum, oil prices surged, investor risk aversion increased, and consumer spending and consumer confidence slipped. High oil prices, bad weather, and poor confidence restrained economic growth. As a result, GDP grew less than expected, and other economic data continued to be disappointing. The outbreak of SARS only added to the negative investment environment. However, the war resulted in a quick and decisive victory for the allied forces and the market responded positively. Oil prices stabilized, market volatility declined, and consumer confidence recovered. Corporate earnings reports, which were weak for the fourth quarter of last year, were much stronger for the first and second quarters of this year. In response, equity markets have shown some strength since mid March with high beta stocks significantly outperforming low beta (defensive) stocks.

The fund's objective is to provide exposure to the S&P 500 Index with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund's performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the continually changing constituents of the index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of July 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS A	2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$34.22	$45.47	$45.95	$54.73	$52.03	$45.23
Income from investment operations
Net investment income	0.42	0.38	0.02	0.35	0.40	0.29
Net realized and unrealized gains or losses on securities and futures contracts	2.90	-11.25	-0.48	-8.56	3.09	9.87
Total from investment operations	3.32	-10.87	-0.46	-8.21	3.49	10.16
Distributions to shareholders from
Net investment income	-0.42	-0.38	-0.02	-0.32	-0.43	-0.27
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.42	-0.38	-0.02	-0.57	-0.79	-3.36
Net asset value, end of period	$37.12	$34.22	$45.47	$45.95	$54.73	$52.03
Total return[3]	9.83%	-24.04%	-1.00%	-15.10%	6.76%	24.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$207,813	$167,152	$95,801	$86,350	$79,991	$38,203
Ratios to average net assets
Expenses[4]	0.57%	0.57%	0.55%[5]	0.55%	0.55%	0.55%[5]
Net investment income	1.25%	0.94%	0.65%[5]	0.72%	0.78%	0.96%[5]
Portfolio turnover rate	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from November 4, 1998 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS B	2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$34.07	$45.25	$45.75	$54.62	$52.00	$45.26
Income from investment operations
Net investment income	0.16	0.10	0	0	0.03	0.08
Net realized and unrealized gains or losses on securities and futures contracts	2.89	-11.20	-0.50	-8.56	3.05	9.83
Total from investment operations	3.05	-11.10	-0.50	-8.56	3.08	9.91
Distributions to shareholders from
Net investment income	-0.17	-0.08	0	-0.06	-0.10	-0.08
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.17	-0.08	0	-0.31	-0.46	-3.17
Net asset value, end of period	$36.95	$34.07	$45.25	$45.75	$54.62	$52.00
Total return[3]	9.01%	-24.57%	-1.09%	-15.73%	5.95%	23.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$188,488	$181,411	$206,205	$207,011	$203,984	$107,334
Ratios to average net assets
Expenses[4]	1.32%	1.32%	1.30%[5]	1.30%	1.30%	1.31%[5]
Net investment income (loss)	0.50%	0.19%	-0.07%[5]	-0.04%	0.03%	0.21%[5]
Portfolio turnover rate	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from November 3, 1998 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS C	2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$34.12	$45.32	$45.82	$54.69	$52.06	$50.95
Income from investment operations
Net investment income	0.17	0.11	0	0.04	0.06	0.02
Net realized and unrealized gains or losses on securities and futures contracts	2.88	-11.23	-0.50	-8.60	3.03	1.11
Total from investment operations	3.05	-11.12	-0.50	-8.56	3.09	1.13
Distributions to shareholders from
Net investment income	-0.17	-0.08	0	-0.06	-0.10	-0.02
Net realized gains	0	0	0	-0.25	-0.36	0
Total distributions to shareholders	-0.17	-0.08	0	-0.31	-0.46	-0.02
Net asset value, end of period	$37.00	$34.12	$45.32	$45.82	$54.69	$52.06
Total return[3]	9.00%	-24.57%	-1.09%	-15.71%	5.97%	2.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$185,702	$155,305	$118,504	$114,451	$54,707	$3,489
Ratios to average net assets
Expenses[4]	1.32%	1.32%	1.30%[5]	1.31%	1.31%	1.31%[5]
Net investment income (loss)	0.50%	0.18%	-0.07%[5]	-0.02%	0.01%	0.27%[5]
Portfolio turnover rate	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   For the period from April 30, 1999 (commencement of class operations), to June 30, 1999.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS I	2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$34.23	$45.48	$45.97	$54.75	$52.06	$46.27
Income from investment operations
Net investment income	0.51	0.45	0.03	0.52	0.56	0.54
Net realized and unrealized gains or losses on securities and futures contracts	2.90	-11.21	-0.49	-8.61	3.06	8.85
Total from investment operations	3.41	-10.76	-0.46	-8.09	3.62	9.39
Distributions to shareholders from
Net investment income	-0.50	-0.49	-0.03	-0.44	-0.57	-0.51
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.50	-0.49	-0.03	-0.69	-0.93	-3.60
Net asset value, end of period	$37.14	$34.23	$45.48	$45.97	$54.75	$52.06
Total return	10.13%	-23.83%	-1.00%	-14.88%	7.02%	22.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$429,681	$363,264	$289,307	$288,421	$539,804	$570,864
Ratios to average net assets
Expenses[3]	0.32%	0.32%	0.30%[4]	0.30%	0.30%	0.30%
Net investment income	1.49%	1.19%	0.93%[4]	0.95%	1.04%	1.19%
Portfolio turnover rate	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 27, 1998 have been carried forward in these financial statements.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS IS	2003	2002	2001[1]	2001	2000	1999[2]
Net asset value, beginning of period	$34.22	$45.46	$45.95	$54.73	$52.04	$46.27
Income from investment operations
Net investment income	0.42	0.38	0.02	0.36	0.41	0.45
Net realized and unrealized gains or losses on securities and futures contracts	2.90	-11.24	-0.49	-8.57	3.07	8.81
Total from investment operations	3.32	-10.86	-0.47	-8.21	3.48	9.26
Distributions to shareholders from
Net investment income	-0.42	-0.38	-0.02	-0.32	-0.43	-0.40
Net realized gains	0	0	0	-0.25	-0.36	-3.09
Total distributions to shareholders	-0.42	-0.38	-0.02	-0.57	-0.79	-3.49
Net asset value, end of period	$37.12	$34.22	$45.46	$45.95	$54.73	$52.04
Total return	9.83%	-24.03%	-1.02%	-15.10%	6.74%	21.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$12,807	$11,559	$13,883	$14,173	$18,708	$38,051
Ratios to average net assets
Expenses[3]	0.57%	0.57%	0.55%[4]	0.55%	0.55%	0.55%
Net investment income	1.25%	0.95%	0.68%[4]	0.71%	0.79%	0.95%
Portfolio turnover rate	13%	7%	0%	17%	12%	21%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   On July 24, 1998, the assets and liabilities of CoreFund Equity Index Fund ("CoreFund") were acquired by Evergreen Equity Index Fund ("Equity Index Fund"). Shareholders of CoreFund Class A, Class B and Class Y became owners of that number of shares of Equity Index Fund, Class IS, Class IS and Class I, respectively, having an aggregate net asset value equal to the aggregate net asset value of their shares of CoreFund immediately prior to the close of business on July 24, 1998. CoreFund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 27, 1998 have been carried forward in these financial statements.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	8,076	$ 137,292
Dana Corp.	16,315	251,251
Delphi Automotive Systems Corp.	61,508	516,667
Goodyear Tire & Rubber Co. (p)	19,244	106,035
Johnson Controls, Inc.	9,789	945,715
Visteon Corp. (p)	14,348	90,823
2,047,783
Automobiles 0.6%
Ford Motor Co.	200,942	2,222,418
General Motors Corp.	61,548	2,303,742
Harley-Davidson, Inc.	33,192	1,556,041
6,082,201
Distributors 0.1%
Genuine Parts Co.	19,086	590,521
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	69,009	2,367,699
Darden Restaurants, Inc.	18,479	345,742
Harrah's Entertainment, Inc.	12,042	525,633
Hilton Hotels Corp.	41,364	603,914
International Game Technology, Inc.	37,504	954,477
Marriott International, Inc., Class A	25,456	1,046,242
McDonald's Corp.	139,680	3,214,037
Starbucks Corp. *	42,874	1,171,746
Starwood Hotels & Resorts, Class B	22,026	718,048
Wendy's International, Inc.	12,457	366,111
Yum! Brands, Inc. *	32,110	961,052
12,274,701
Household Durables 0.5%
American Greetings Corp., Class A *(p)	7,235	128,855
Black & Decker Corp.	8,519	348,086
Centex Corp.	6,834	495,943
Fortune Brands, Inc.	15,955	887,258
KB Home	5,222	295,618
Leggett & Platt, Inc.	21,176	468,837
Maytag Corp.	8,600	218,870
Newell Rubbermaid, Inc.	30,103	711,334
Pulte Homes, Inc.	6,707	409,932
Snap-on, Inc.	6,388	180,908
Stanley Works	9,376	265,622
Tupperware Corp. (p)	6,408	99,388
Whirlpool Corp.	7,530	487,793
4,998,444
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.4%
eBay, Inc. *	34,856	$ 3,736,563
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,911	267,101
Eastman Kodak Co.	31,452	869,019
Hasbro, Inc.	19,015	358,433
Mattel, Inc.	48,272	937,925
2,432,478
Media 4.0%
AOL Time Warner, Inc. *	493,710	7,617,945
Clear Channel Communications, Inc.	67,422	2,760,931
Comcast Corp., Class A *	246,892	7,485,765
Dow Jones & Co., Inc. (p)	8,934	378,176
Gannett Co., Inc.	29,488	2,265,563
Interpublic Group of Companies, Inc.	42,775	590,295
Knight-Ridder, Inc.	8,969	615,542
McGraw-Hill Companies, Inc.	20,937	1,272,551
Meredith Corp.	5,460	248,321
New York Times Co., Class A	16,553	738,264
Omnicom Group, Inc.	20,696	1,529,021
Tribune Co.	33,922	1,601,797
Univision Communications, Inc., Class A *(p)	25,164	785,117
Viacom, Inc., Class B *	192,774	8,389,525
Walt Disney Co.	224,312	4,916,919
41,195,732
Multi-line Retail 1.1%
Big Lots, Inc. *	12,814	197,464
Dillards, Inc., Class A	9,304	140,211
Dollar General Corp.	36,620	673,808
Family Dollar Stores, Inc.	18,885	708,376
Federated Department Stores, Inc.	20,566	822,846
J.C. Penney Co., Inc.	29,531	548,686
Kohl's Corp. *	37,197	2,207,642
May Department Stores Co.	31,669	782,541
Nordstrom, Inc. (p)	14,912	314,792
Sears, Roebuck & Co.	33,720	1,372,404
Target Corp.	99,986	3,831,464
11,600,234
Specialty Retail 2.3%
AutoNation, Inc. *	30,888	530,965
Autozone, Inc. *	9,824	817,946
Bed Bath & Beyond, Inc. *	32,416	1,254,175
Best Buy Co., Inc. *	35,377	1,544,206
Circuit City Stores, Inc.	22,748	208,827
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Gap, Inc.	97,774	$ 1,758,954
Home Depot, Inc.	252,241	7,869,919
Limited, Inc.	57,310	957,650
Lowe's Companies, Inc.	85,609	4,071,564
Office Depot, Inc. *	33,898	562,707
RadioShack Corp.	18,488	491,226
Sherwin-Williams Co.	16,120	483,600
Staples, Inc. *	53,457	1,076,624
Tiffany & Co.	15,939	547,664
TJX Companies, Inc.	56,046	1,090,095
Toys 'R' Us, Inc. *	23,389	260,787
23,526,909
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc. *	14,044	406,574
Liz Claiborne, Inc.	11,786	405,792
Nike, Inc., Class B	28,981	1,499,477
Reebok International, Ltd.	6,506	214,047
V.F. Corp.	11,859	452,184
2,978,074
CONSUMER STAPLES 11.2%
Beverages 2.7%
Adolph Coors Co., Class B (p)	3,990	205,006
Anheuser-Busch Companies, Inc.	91,599	4,746,660
Brown-Forman Corp., Class B (p)	6,616	515,386
Coca-Cola Co.	270,427	12,161,102
Coca-Cola Enterprises, Inc.	49,635	846,277
Pepsi Bottling Group, Inc.	30,102	661,642
PepsiCo, Inc.	188,621	8,689,770
27,825,843
Food & Staples Retailing 3.9%
Albertsons, Inc.	40,269	759,473
Costco Wholesale Corp. *	50,077	1,855,353
CVS Corp.	43,255	1,297,217
Kroger Co. *	82,833	1,404,019
Safeway, Inc. *	48,458	1,034,578
SuperValu, Inc.	14,687	345,879
SYSCO Corp.	71,320	2,148,872
Wal-Mart Stores, Inc.	480,735	26,877,894
Walgreen Co.	112,518	3,366,539
Winn-Dixie Stores, Inc. (p)	15,459	177,160
39,266,984
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.2%
Archer-Daniels Midland Co.	70,748	$ 929,629
Campbell Soup Co.	45,068	1,088,392
ConAgra Foods, Inc.	58,957	1,328,301
General Mills, Inc.	40,571	1,860,992
H.J. Heinz Co.	38,578	1,313,967
Hershey Foods Corp.	14,401	1,048,537
Kellogg Co.	44,632	1,532,216
McCormick & Co., Inc.	15,280	390,557
Sara Lee Corp.	85,319	1,594,612
W.M. Wrigley Junior Co.	24,708	1,341,397
12,428,600
Household Products 1.9%
Clorox Co.	23,795	1,032,465
Colgate-Palmolive Co.	59,068	3,225,113
Kimberly-Clark Corp.	55,851	2,703,189
Procter & Gamble Co.	142,137	12,489,578
19,450,345
Personal Products 0.5%
Alberto Culver Co., Class B (p)	6,439	358,202
Avon Products, Inc.	25,780	1,608,414
Gillette Co.	112,109	3,448,473
5,415,089
Tobacco 1.0%
Altria Group, Inc.	222,296	8,894,063
R.J. Reynolds Tobacco Holdings, Inc. (p)	9,257	328,808
UST, Inc.	18,359	610,437
9,833,308
ENERGY 5.4%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	36,958	1,160,851
BJ Services Co. *	17,353	594,340
Halliburton Co.	47,992	1,063,983
Nabors Industries, Ltd. *	15,989	572,406
Noble Corp. *	14,668	482,137
Rowan Co., Inc. *(p)	10,280	225,646
Schlumberger, Ltd.	63,924	2,881,055
Transocean Sedco Forex, Inc. *	35,106	687,024
7,667,442
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 4.7%
Amerada Hess Corp.	9,873	$ 463,735
Anadarko Petroleum Corp.	27,387	1,199,551
Apache Corp.	17,741	1,099,232
Ashland, Inc. (p)	7,492	245,663
Burlington Resources, Inc.	22,044	1,017,771
ChevronTexaco Corp.	117,286	8,457,493
ConocoPhillips	74,514	3,900,063
Devon Energy Corp.	25,336	1,200,166
EOG Resources, Inc.	12,580	487,852
Exxon Mobil Corp.	733,290	26,090,458
Kerr-McGee Corp.	11,072	487,168
Marathon Oil Corp.	34,019	875,649
Occidental Petroleum Corp.	41,637	1,361,114
Sunoco, Inc.	8,414	311,318
Unocal Corp.	28,326	829,669
48,026,902
FINANCIALS 20.6%
Capital Markets 3.6%
Bank of New York Co., Inc.	84,649	2,549,628
Bear Stearns Companies, Inc.	10,876	728,692
Charles Schwab Corp.	148,252	1,543,303
Federated Investors, Inc., Class B	11,971	344,047
Franklin Resources, Inc.	27,827	1,209,083
Goldman Sachs Group, Inc.	51,553	4,492,328
J.P. Morgan Chase & Co.	222,997	7,816,045
Janus Capital Group, Inc.	26,269	459,708
Lehman Brothers Holdings, Inc.	26,628	1,684,754
Mellon Financial Corp.	47,369	1,432,912
Merrill Lynch & Co., Inc.	102,134	5,553,026
Morgan Stanley	119,367	5,662,770
Northern Trust Corp.	24,199	1,056,528
State Street Corp.	36,491	1,674,937
T. Rowe Price Group, Inc.	13,403	544,028
36,751,789
Commercial Banks 6.3%
AmSouth Bancorp	38,546	835,292
Bank of America Corp.	164,461	13,579,545
Bank One Corp.	125,413	4,961,338
BB&T Corp. (p)	61,228	2,136,857
Charter One Financial, Inc.	24,703	803,342
Comerica, Inc.	19,230	932,270
Fifth Third Bancorp	63,044	3,468,050
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
First Tennessee National Corp.	13,866	$ 594,851
FleetBoston Financial Corp.	115,440	3,589,030
Huntington Bancshares, Inc.	25,101	513,064
KeyCorp	46,418	1,249,108
Marshall & Ilsley Corp.	24,885	779,398
National City Corp.	67,152	2,212,658
North Fork Bancorp, Inc.	17,199	602,825
PNC Financial Services Group	31,050	1,519,898
Regions Financial Corp.	24,383	880,226
SouthTrust Corp.	37,352	1,070,508
SunTrust Banks, Inc.	30,750	1,872,675
Synovus Financial Corp. (p)	33,332	784,302
U.S. Bancorp	210,755	5,167,713
Union Planters Corp. (p)	21,795	700,491
Wachovia Corp. °	147,679	6,452,096
Wells Fargo & Co.	183,901	9,292,518
Zions Bancorp	9,897	552,649
64,550,704
Consumer Finance 1.3%
American Express Co.	142,386	6,289,189
Capital One Financial Corp.	24,859	1,190,995
MBNA Corp.	140,268	3,126,574
Providian Financial Corp. *	31,818	307,044
SLM Corp.	49,649	2,058,447
12,972,249
Diversified Financial Services 2.7%
Citigroup, Inc.	565,171	25,319,661
Moody's Corp.	16,281	842,053
Principal Financial Group	35,932	1,171,383
27,333,097
Insurance 4.6%
Ace, Ltd.	29,060	958,689
AFLAC, Inc.	56,361	1,808,061
Allstate Corp.	77,281	2,938,996
AMBAC Financial Group, Inc.	11,666	768,439
American International Group, Inc.	286,359	18,384,248
AON Corp.	34,272	824,242
Chubb Corp.	20,322	1,316,866
Cincinnati Financial Corp.	17,647	693,527
Hartford Financial Services Group, Inc.	30,720	1,603,277
Jefferson Pilot Corp.	15,601	686,444
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
John Hancock Financial Services, Inc.	31,725	$ 1,035,821
Lincoln National Corp.	19,485	727,570
Loews Corp.	20,358	936,468
Marsh & McLennan Co.	58,781	2,916,713
MBIA, Inc.	15,795	799,543
MetLife, Inc.	83,455	2,313,373
Progressive Corp.	23,895	1,576,831
Prudential Financial, Inc.	60,349	2,147,217
SAFECO Corp.	15,192	565,598
St. Paul Companies, Inc.	24,985	878,722
Torchmark Corp.	12,745	517,957
Travelers Property Casualty Corp., Class B	110,490	1,783,309
UnumProvident Corp.	31,586	428,938
XL Capital, Ltd., Class A	14,995	1,192,103
47,802,952
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	10,301	405,963
Equity Office Properties Trust REIT	44,211	1,226,413
Equity Residential Properties Trust REIT	29,920	834,768
Plum Creek Timber Co., Inc. REIT	20,086	545,536
ProLogis Trust REIT	19,651	541,385
Simon Property Group, Inc. REIT	20,749	878,720
4,432,785
Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp.	14,339	957,989
Fannie Mae	107,569	6,888,719
Freddie Mac	75,464	3,686,416
Golden West Financial Corp.	16,758	1,384,211
MGIC Investment Corp. (p)	10,836	601,398
Washington Mutual, Inc.	102,153	4,033,000
17,551,733
HEALTH CARE 14.1%
Biotechnology 1.4%
Amgen, Inc. *	138,275	9,621,174
Applera Corp.	22,943	496,716
Biogen, Inc. *	16,299	626,208
Chiron Corp. *	20,467	933,295
Genzyme Corp. *	23,690	1,194,924
MedImmune, Inc. *	27,674	1,084,544
13,956,861
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.9%
Bausch & Lomb, Inc.	5,843	$ 246,984
Baxter International, Inc.	65,596	1,811,106
Becton Dickinson & Co.	27,963	1,024,285
Biomet, Inc.	28,325	838,703
Boston Scientific Corp. *	45,030	2,847,247
C.R. Bard, Inc.	5,714	391,752
Guidant Corp.	33,956	1,603,402
Medtronic, Inc.	133,884	6,895,026
Millipore Corp. *	5,323	236,820
Saint Jude Medical, Inc. *	19,754	1,059,802
Stryker Corp.	21,795	1,667,753
Zimmer Holdings, Inc. *	21,567	1,031,118
19,653,998
Health Care Providers & Services 1.7%
Aetna, Inc.	16,672	1,027,329
AmerisourceBergen Corp.	12,118	764,525
Anthem, Inc. *	15,180	1,146,242
Cardinal Health, Inc.	49,014	2,683,516
CIGNA Corp.	15,391	719,991
HCA-The Healthcare Corp.	56,166	1,979,851
Health Management Associates, Inc., Class A	26,203	523,274
Humana, Inc. *	17,735	310,717
IMS Health, Inc.	26,685	516,088
Manor Care, Inc. *	9,882	281,637
McKesson Corp.	31,786	1,025,416
Quest Diagnostics, Inc. *	11,564	691,065
Quintiles Transnational Corp. *	12,985	178,544
Tenet Healthcare Corp. *	51,229	705,936
UnitedHealth Group, Inc.	65,058	3,388,871
Wellpoint Health Networks, Inc., Class A *	15,974	1,336,225
17,279,227
Pharmaceuticals 9.1%
Abbott Laboratories, Inc.	171,368	6,726,194
Allergan, Inc.	14,297	1,150,622
Bristol-Myers Squibb Co.	212,797	5,575,281
Eli Lilly & Co.	123,344	8,120,969
Forest Laboratories, Inc. *	39,852	1,908,114
Johnson & Johnson Co.	325,928	16,879,811
King Pharmaceuticals, Inc. *	26,429	398,021
Merck & Co., Inc.	246,171	13,608,333
Pfizer, Inc.	866,741	28,914,480
Schering-Plough Corp.	161,261	2,738,212
Watson Pharmaceuticals, Inc. *	11,753	469,415
Wyeth	145,789	6,645,062
93,134,514
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.3%
Aerospace & Defense 1.7%
B.F. Goodrich Corp.	12,904	$ 296,792
Boeing Co.	92,304	3,057,109
General Dynamics Corp.	21,668	1,719,139
Honeywell International, Inc.	94,184	2,663,524
Lockheed Martin Corp.	49,415	2,586,381
Northrop Grumman Corp.	20,080	1,852,179
Raytheon Co.	45,072	1,383,710
Rockwell Collins, Inc.	19,548	508,834
United Technologies Corp.	51,368	3,864,415
17,932,083
Air Freight & Logistics 1.0%
FedEx Corp.	32,753	2,108,966
Ryder System, Inc.	6,889	200,194
United Parcel Service, Inc., Class B	123,538	7,792,777
10,101,937
Airlines 0.2%
Delta Air Lines, Inc. (p)	13,542	161,150
Southwest Airlines Co.	85,509	1,403,202
1,564,352
Building Products 0.2%
American Standard Companies, Inc. *	7,885	602,414
Masco Corp.	52,323	1,275,112
1,877,526
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	22,949	278,142
Apollo Group, Inc., Class A *	19,236	1,245,723
Avery Dennison Corp.	12,127	654,373
Cendant Corp. *	111,818	2,007,133
Cintas Corp.	18,714	770,455
Deluxe Corp.	6,070	269,508
Equifax, Inc.	15,479	360,506
H&R Block, Inc.	19,663	833,515
Monster Worldwide, Inc. *(p)	12,275	325,901
Pitney Bowes, Inc.	25,715	979,742
Robert Half International, Inc. *	18,680	405,543
RR Donnelley & Sons Co.	12,438	329,109
Waste Management, Inc.	64,924	1,551,034
10,010,684
Construction & Engineering 0.0%
Fluor Corp.	8,949	318,853
McDermott International, Inc. *	7,180	42,434
361,287
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
American Power Conversion Corp. *	21,581	$ 376,157
Cooper Industries, Ltd., Class A	10,238	453,850
Emerson Electric Co.	46,214	2,481,692
Power-One, Inc. *(p)	9,085	96,210
Rockwell Automation, Inc.	20,346	525,741
Thomas & Betts Corp. *	6,418	97,939
4,031,589
Industrial Conglomerates 4.1%
3M Co.	42,907	6,015,561
General Electric Co.	1,097,219	31,204,908
Textron, Inc.	14,832	644,006
Tyco International, Ltd.	219,226	4,077,604
41,942,079
Machinery 1.3%
Caterpillar, Inc.	37,815	2,551,378
Crane Co.	6,509	161,488
Cummins, Inc. (p)	4,556	211,080
Danaher Corp.	16,777	1,211,299
Deere & Co.	26,280	1,334,499
Dover Corp.	22,234	813,987
Eaton Corp.	8,190	689,352
Illinois Tool Works, Inc.	33,765	2,351,732
Ingersoll-Rand Co., Ltd., Class A	18,595	1,008,593
ITT Industries, Inc.	10,087	672,803
Navistar International Corp. *	7,491	292,299
Paccar, Inc.	12,762	985,226
Pall Corp.	13,504	304,785
Parker-Hannifin Corp.	12,969	597,871
13,186,392
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	40,912	1,127,535
CSX Corp.	23,463	734,392
Norfolk Southern Corp.	42,793	822,909
Union Pacific Corp.	27,893	1,699,799
4,384,635
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	10,059	494,903
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.5%
Communications Equipment 2.5%
ADC Telecommunications, Inc. *(p)	88,035	$ 191,916
Andrew Corp. *(p)	16,783	182,767
Avaya, Inc. *	41,861	401,866
CIENA Corp. *	51,715	300,464
Cisco Systems, Inc. *	770,545	15,041,039
Comverse Technology, Inc. *	20,659	304,720
Corning, Inc. *	138,968	1,131,200
JDS Uniphase Corp. *	157,008	472,594
Lucent Technologies, Inc. *(p)	454,174	799,346
Motorola, Inc.	254,226	2,298,203
QUALCOMM, Inc.	86,663	3,246,396
Scientific Atlanta, Inc.	16,358	495,484
Tellabs, Inc. *	45,258	304,586
25,170,581
Computers & Peripherals 3.8%
Apple Computer, Inc. *	40,138	844,905
Dell, Inc. *	281,957	9,496,312
EMC Corp. *	240,098	2,554,643
Gateway, Inc. *(p)	35,575	181,788
Hewlett-Packard Co.	335,112	7,094,321
International Business Machines Corp.	189,706	15,413,613
Lexmark International Group, Inc., Class A *	13,996	898,123
NCR Corp. *	10,474	288,768
Network Appliance, Inc. *(p)	37,252	595,287
Sun Microsystems, Inc. *	354,560	1,326,054
38,693,814
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	51,741	1,124,332
Jabil Circuit, Inc. *	21,807	502,651
Molex, Inc. (p)	20,983	585,845
PerkinElmer, Inc.	13,846	205,752
Sanmina Corp. *	55,991	444,568
Solectron Corp. *	91,095	465,495
Symbol Technologies, Inc.	25,311	324,234
Tektronix, Inc. *	9,313	196,784
Thermo Electron Corp. *	17,759	395,138
Waters Corp. *	13,642	432,588
4,677,387
Internet Software & Services 0.2%
Yahoo, Inc. *	66,224	2,061,553
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Automatic Data Processing, Inc.	65,654	$ 2,434,450
Computer Sciences Corp. *	20,554	833,876
Concord EFS, Inc. *	53,421	727,060
Convergys Corp. *	16,244	274,036
Electronic Data Systems Corp.	52,518	1,169,576
First Data Corp.	82,114	3,100,625
Fiserv, Inc. *	21,210	828,038
Paychex, Inc.	41,326	1,344,335
Sabre Group Holdings, Inc., Class A	15,730	363,048
SunGard Data Systems, Inc. *	31,222	819,265
Unisys Corp. *	35,984	441,164
12,335,473
Office Electronics 0.1%
Xerox Corp. *(p)	85,803	926,672
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *(p)	37,963	277,130
Altera Corp. *	42,035	808,753
Analog Devices, Inc. *	40,105	1,521,985
Applied Materials, Inc. *	181,953	3,548,083
Applied Micro Circuits Corp. *	33,382	191,279
Broadcom Corp., Class A *(p)	30,750	623,303
Intel Corp.	717,328	17,897,334
KLA-Tencor Corp. *(p)	20,893	1,079,123
Linear Technology Corp.	34,361	1,267,234
LSI Logic Corp. *	41,193	383,507
Maxim Integrated Products, Inc.	35,643	1,392,928
Micron Technology, Inc. *	66,818	978,216
National Semiconductor Corp. *	20,031	447,693
Novellus Systems, Inc. *	16,458	589,361
NVIDIA Corp. *	17,463	333,893
PMC-Sierra, Inc. *	18,548	227,398
QLogic Corp. *	10,301	434,187
Teradyne, Inc. *	20,303	333,984
Texas Instruments, Inc.	189,847	3,582,413
Xilinx, Inc. *	37,042	973,464
36,891,268
Software 4.7%
Adobe Systems, Inc.	25,453	831,804
Autodesk, Inc.	12,275	183,634
BMC Software, Inc. *	25,612	361,129
Citrix Systems, Inc. *	18,151	329,441
Computer Associates International, Inc.	63,463	1,615,133
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Compuware Corp. *	41,502	$ 213,735
Electronic Arts, Inc. *	15,985	1,342,740
Intuit, Inc. *	22,532	969,327
Mercury Interactive Corp. *(p)	9,372	368,882
Microsoft Corp.	1,178,667	31,116,809
Novell, Inc. *	40,436	143,548
Oracle Corp. *	575,598	6,907,176
Parametric Technology Corp. *	29,028	92,599
Peoplesoft, Inc. *	40,489	674,952
Siebel Systems, Inc. *	53,742	504,100
Symantec Corp. *	16,216	760,693
Veritas Software Corp. *	45,538	1,402,570
47,818,272
MATERIALS 2.8%
Chemicals 1.5%
Air Products & Chemicals, Inc.	24,949	1,159,630
Dow Chemical Co.	100,511	3,548,038
E.I. du Pont de Nemours & Co.	109,343	4,804,531
Eastman Chemical Co.	8,496	308,405
Ecolab, Inc.	28,850	712,883
Engelhard Corp.	13,826	363,347
Great Lakes Chemical Corp. (p)	5,514	120,205
Hercules, Inc. *	12,066	137,794
International Flavors & Fragrances, Inc.	10,303	310,635
Monsanto Co.	28,700	660,100
PPG Industries, Inc.	18,632	1,052,149
Praxair, Inc.	17,836	1,153,276
Rohm & Haas Co.	24,375	862,144
Sigma-Aldrich Corp.	7,782	443,341
15,636,478
Construction Materials 0.0%
Vulcan Materials Co. (p)	11,148	448,373
Containers & Packaging 0.2%
Ball Corp.	6,259	311,072
Bemis Co., Inc.	5,829	260,498
Pactiv Corp. *	17,506	345,744
Sealed Air Corp. *	9,266	442,266
Temple-Inland, Inc.	5,932	275,186
1,634,766
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.6%
Alcoa, Inc.	92,795	$ 2,576,917
Allegheny Technologies, Inc.	8,886	67,089
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	15,962	427,622
Newmont Mining Corp. (p)	44,154	1,593,959
Nucor Corp.	8,583	423,314
Phelps Dodge Corp. *	9,769	412,154
United States Steel Corp. (p)	11,323	178,451
Worthington Industries, Inc.	9,432	138,650
5,818,156
Paper & Forest Products 0.5%
Boise Cascade Corp. (p)	6,400	158,656
Georgia-Pacific Corp.	27,477	600,372
International Paper Co.	52,579	2,056,891
Louisiana Pacific Corp. *	11,481	139,494
MeadWestvaco Corp.	21,999	532,596
Weyerhaeuser Co.	24,045	1,353,493
4,841,502
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	34,173	1,598,955
AT&T Corp.	86,318	1,835,121
BellSouth Corp.	202,754	5,164,144
Centurytel, Inc.	15,712	538,764
Citizens Communications Co. *(p)	31,116	368,725
Qwest Communications International, Inc. *	186,120	742,619
SBC Communications, Inc.	364,746	8,520,466
Sprint Corp. (p)	98,701	1,393,658
Verizon Communications, Inc.	301,933	10,525,384
30,687,836
Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	297,719	2,539,543
Nextel Communications, Inc., Class A *	112,865	2,060,915
Sprint PCS Group *	112,352	690,965
5,291,423
UTILITIES 2.7%
Electric Utilities 2.1%
Allegheny Energy, Inc. *(p)	13,796	114,093
Ameren Corp. (p)	17,699	739,110
American Electric Power Co., Inc.	43,363	1,216,766
CenterPoint Energy, Inc. (p)	33,535	270,627
Cinergy Corp.	19,332	657,675
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
CMS Energy Corp. (p)	15,818	$ 102,817
Consolidated Edison, Inc.	24,512	973,372
Constellation Energy Group, Inc.	18,151	606,243
Dominion Resources, Inc.	34,121	2,050,672
DTE Energy Co.	18,441	658,528
Edison International *	35,768	586,953
Entergy Corp.	24,788	1,276,830
Exelon Corp.	35,595	2,045,645
FirstEnergy Corp.	32,676	1,126,995
FPL Group, Inc.	20,122	1,240,924
PG&E Corp. *	44,923	963,598
Pinnacle West Capital Corp. (p)	10,018	343,818
PPL Corp.	18,505	732,613
Progress Energy, Inc.	26,435	1,076,962
Public Service Enterprise Group, Inc.	24,799	1,010,559
Southern Co.	79,235	2,253,443
TECO Energy, Inc. (p)	19,376	240,262
TXU Corp.	35,380	713,615
Xcel Energy, Inc.	43,771	633,804
21,635,924
Gas Utilities 0.3%
Keyspan Corp.	17,271	582,896
Kinder Morgan, Inc.	13,401	716,954
NICOR, Inc. (p)	4,832	175,305
NiSource, Inc.	28,825	556,323
Peoples Energy Corp. (p)	3,957	162,197
Sempra Energy	22,774	633,800
2,827,475
Multi-Utilities & Unregulated Power 0.3%
AES Corp. *	67,257	423,046
Calpine Corp. *(p)	41,844	238,929
Duke Energy Corp.	98,931	1,736,239
Dynegy, Inc., Class A *(p)	40,909	129,682
El Paso Corp. (p)	65,770	463,021
Williams Companies, Inc.	56,836	360,909
3,351,826
Total Common Stocks		1,003,434,308
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.7%
LETTER OF CREDIT 0.2%
BNP Paribas, expiring 11/20/2003 (pp)	$ 1,601,553	$ 1,601,553
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills:
0.85%, 09/18/2003 (f)	1,000,000	998,870
0.93%, 10/30/2003 (f)	1,500,000	1,496,531
2,495,401

	Shares	Value

MUTUAL FUND SHARES 3.3%
Navigator Prime Portfolio (ppp)	15,468,157	15,468,157
Evergreen Institutional Money Market Fund (o)	18,440,992	18,440,992
Total Short-Term Investments		38,006,103
Total Investments (cost $869,682,453) 101.7%		1,041,440,411
Other Assets and Liabilities (1.7%)		(16,950,180)
Net Assets 100.0%		$ 1,024,490,231

(p)	All or a portion of this security is on loan.
(pp)	Represents securities received as collateral from securities on loan.
(ppp)	Represents investment of cash collateral received from securities on loan.
*	Non income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $4,420,375 at July 31, 2003. The Fund earned $148,507 of income from Wachovia Corporation during the year ended July 31, 2003, which is included in dividend income.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 869,682,453
Net unrealized gains on securities	171,757,958

Market value of securities	1,041,440,411
Receivable for Fund shares sold	1,319,833
Receivable for securities lending income	1,762
Dividends and interest receivable	1,268,438
Receivable for daily variation margin on open futures contracts	59,400
Receivable from investment advisor	2,048
Prepaid expenses and other assets	108,956

Total assets	1,044,200,848

Liabilities
Dividends payable	209,931
Payable for Fund shares redeemed	2,326,946
Payable for securities on loan	17,069,710
Distribution Plan expenses payable	3,583
Due to related parties	2,804
Accrued expenses and other liabilities	97,643

Total liabilities	19,710,617

Net assets	$ 1,024,490,231

Net assets represented by
Paid-in capital	$ 957,928,700
Undistributed net investment income	204,692
Accumulated net realized losses on securities and futures contracts	(105,620,552)
Net unrealized gains on securities and futures contracts	171,977,391

Total net assets	$ 1,024,490,231

Net assets consists of
Class A	$ 207,812,846
Class B	188,487,644
Class C	185,701,808
Class I	429,681,095
Class IS	12,806,838

Total net assets	$ 1,024,490,231

Shares outstanding
Class A	5,598,274
Class B	5,101,023
Class C	5,018,726
Class I	11,570,745
Class IS	344,992

Net asset value per share
Class A	$ 37.12
Class A -- Offering price (based on sales charge of 5.75%)	$ 39.38
Class B	$ 36.95
Class C	$ 37.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 37.37
Class I	$ 37.14
Class IS	$ 37.12

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends	$ 15,922,761

Expenses
Advisory fee	2,806,021
Distribution Plan expenses
Class A	468,738
Class B	1,741,557
Class C	1,617,989
Class IS	28,332
Administrative services fee	876,881
Transfer agent fees	2,330,320
Trustees' fees and expenses	12,266
Printing and postage expenses	95,751
Custodian fees	207,238
Registration and filing fees	157,385
Professional fees	25,400
Interest expense	4,848
Other	268,199

Total expenses	10,640,925
Less: Expense reductions	(2,725)
Fee waivers and expense reimbursements	(3,982,875)

Net expenses	6,655,325

Net investment income	9,267,436

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(50,440,760)
Futures contracts	579,317

Net realized losses on securities and futures contracts	(49,861,443)
Net change in unrealized gains or losses on securities and futures contracts	135,413,158

Net realized and unrealized gains or losses on securities and futures contracts	85,551,715

Net increase in net assets resulting from operations	$ 94,819,151

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002

Operations
Net investment income		$ 9,267,436		$ 5,567,377
Net realized losses on securities and futures contracts		(49,861,443)		(37,660,398)
Net change in unrealized gains or losses on securities and futures contracts		135,413,158		(200,010,895)

Net increase (decrease) in net assets resulting from operations		94,819,151		(232,103,916)

Distributions to shareholders from
Net investment income
Class A		(2,161,045)		(961,246)
Class B		(884,222)		(374,337)
Class C		(827,485)		(258,150)
Class I		(5,138,678)		(3,729,269)
Class IS		(139,906)		(120,937)

Total distributions to shareholders		(9,151,336)		(5,443,939)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,417,296	83,111,271	1,753,813	71,043,201
Class B	979,235	33,166,650	1,909,916	78,761,591
Class C	1,714,990	58,086,687	2,788,356	114,642,242
Class I	6,417,754	207,769,434	4,083,473	168,409,056
Class IS	64,183	2,223,256	111,847	4,553,553

		384,357,298		437,409,643

Net asset value of shares issued in reinvestment of distributions
Class A	60,271	2,035,714	22,054	894,524
Class B	23,924	802,074	8,320	339,286
Class C	18,292	614,534	5,095	207,356
Class I	89,951	3,032,154	67,026	2,723,926
Class IS	3,781	127,484	2,708	110,206

		6,611,960		4,275,298

Automatic conversion of Class B shares to Class A shares
Class A	130,897	4,392,731	98,673	4,266,263
Class B	(131,516)	(4,392,731)	(99,157)	(4,266,263)

		0		0

Payment for shares redeemed
Class A	(1,894,761)	(64,323,323)	(1,281,190)	(50,435,517)
Class B	(1,095,380)	(36,280,433)	(1,086,045)	(42,224,005)
Class C	(1,266,302)	(41,909,723)	(923,953)	(35,692,469)
Class I	(5,549,352)	(186,283,367)	(2,271,043)	(93,419,842)
Class IS	(60,735)	(2,041,450)	(82,194)	(3,327,473)

		(330,838,296)		(225,099,306)

Net asset value of shares issued in acquisition
Class A	0	0	2,184,125	82,499,813
Class B	0	0	35,031	1,318,377
Class C	0	0	67,675	2,550,764
Class I	0	0	2,371,559	89,583,296

		0		175,952,250

Net increase in net assets resulting from capital share transactions		60,130,962		392,537,885

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended July 31,
	2003	2002

Capital share transactions continued
Total increase in net assets	$ 145,798,777	$ 154,990,030
Net assets
Beginning of period	878,691,454	723,701,424

End of period	$ 1,024,490,231	$ 878,691,454

Undistributed net investment income	$ 204,692	$ 144,401

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

NOTES TO FINANCIAL STATEMENTS continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to adjustments due to real estate investment trusts.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period

NOTES TO FINANCIAL STATEMENTS continued

of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2003, EIMC waived its fee in the amount of $2,806,021 and reimbursed expenses in the amount of $1,143,919, which combined represents 0.45% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $32,935 which represents 0.02% of the average daily net assets of Class A shares. Total amounts subject to recoupment as of July 31, 2003 were $2,293,998.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.27% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Equity Index Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $83,176,982. The aggregate net assets of the Fund and Wachovia Equity Index Fund immediately prior to the acquisition were $802,733,930 and $175,952,250, respectively. The aggregate net assets of the Fund immediately after the acquisition were $978,686,180.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $159,109,653 and $108,273,840, respectively, for the year ended July 31, 2003.

NOTES TO FINANCIAL STATEMENTS continued

At July 31, 2003, the Fund had open futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2003	Gain

September 2003	88 S&P 500	$21,545,167	$21,764,600	$219,433

During the year ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $16,682,815 and $17,069,710, respectively. During the year ended July 31, 2003, the Fund earned $36,999 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $884,597,473. The gross unrealized appreciation and depreciation on securities based on tax cost was $245,867,493 and $89,024,555, respectively, with a net unrealized appreciation of $156,842,938.

As of July 31, 2003, the Fund had $57,044,044 in capital loss carryovers for federal income tax purposes with $8,650,511 expiring in 2009, $10,210,556 expiring in 2010 and $38,182,977 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended July 31, 2003 in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and will elect to defer post-October losses of $33,442,054.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Undistributed		Carryover
Ordinary	Unrealized	and
Income	Appreciation	Post-October Loss

$204,692	$156,842,938	$90,486,098

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sale loss deferrals.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid for the year ended July 31, 2003 was $9,151,336 of ordinary income.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended July 31, 2003, the Fund had average borrowings outstanding of $212,518 at a rate of 2.28% and paid interest of $4,848.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of Evergreen Select Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended July 31, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567506  9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Strategic Value Fund

Evergreen Strategic Value Fund: Annual Report as of July 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	INDEPENDENT AUDITORS' REPORT
25	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

September 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Strategic Value Fund, which covers the 12-month period ended July 31, 2003.

The past twelve months in the equity markets were particularly challenging for investors. The period began with positive momentum as stocks' recovered from the five-year lows achieved in July 2002. Investors found value at these levels and stocks soared from the lows. Unfortunately, these gains were short-lived, as the equity markets remained volatile. Economic data was mixed, profit growth was shaky, and questions of corporate credibility remained fresh in investors' minds. Fears of terror were heightened by the sniper shootings, and the U.S. was pressuring the United Nations to take action on Iraq. As a result, stocks returned to their lows in early October. Another impressive market bounce ensued as investors were encouraged by the attractive prices in concert with improving economic reports and signs of renewed earnings growth. As 2002 drew to a close, though, the rally stalled despite aggressive actions by the Federal Reserve to keep rates low.

The low level of interest rates kept relative valuations attractive and equity investors yet again spotted values in stocks early in the New Year. However, geopolitical issues once again trumped investor optimism, as the failed attempts in diplomacy at the United Nations and the growing drumbeat of war caused many on Wall Street to question the vibrancy of the recovery. Indeed, the equity markets returned to the their five-year lows for a third time in a nine-month period by early March. Once it became apparent that war was

1

LETTER TO SHAREHOLDERS continued

inevitable, however, stocks began a significant recovery in late March and early April. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected profit growth to propel stocks higher. In addition to the rising confidence based on geopolitical clarity and rising corporate profits, equity investors rallied around the prospects for improved fiscal policy. The prospects for more attractive after-tax returns continued to bring more investment dollars back into the market and the positive momentum for stocks continued into the early summer.

We believe the new tax law offers a combination of short-term stimulus and incentives for long-term investment. We expect the law to ultimately strengthen the foundation for investment, as the potential exists for yield to become a larger portion of total return possibilities. As such, we do not recommend that investors alter their previously determined, long-term investment strategies. Too many people may be tempted to chase yield, yet we remind investors that in some cases, companies offer yield in an effort to attract investment despite troubling issues surrounding debt, dim growth prospects, or excess capacity. Therefore, we encourage investors to focus on quality and fundamentals when making investment decisions.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a new feature that presents a detailed question and answer interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of July 31, 2003

MANAGEMENT TEAM

Timothy E. O'Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class Inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

Average Annual Returns*

1 year with sales charge	2.74%	3.43%	6.31%	N/A	N/A

1 year w/o sales charge	8.98%	8.43%	8.38%	9.46%	9.14%

5 year	-1.69%	-1.01%	-0.85%	-0.37%	-0.63%

10 year	8.75%	9.32%	9.21%	9.48%	9.20%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Value Fund Class A shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Returns reflect expense limits previously in effect, without which returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

For the 12-month period ended July 31, 2003, the fund's Class A shares returned 8.98%, excluding any applicable sales charges. During this same period, the fund's benchmark Russell 1000 Value returned 10.75%.

Stimulative monetary and fiscal policies are dedicated to fostering an economic recovery. Although the timing and strength of the economic rebound are still open to debate, the psychology surrounding the current stock market advance suggests that monetary policy and fiscal policy will work together to push/pull/drag the economy to a higher growth plateau. Traditional and historical analysis suggests lower money rates and fiscal policy revives economic activity. This, coupled with the market's deeply oversold position and poor sentiment readings, represented a tightly coiled technical condition ready to be sprung to the upside. Furthering the cause, sequential quarterly earnings have come in above previously lowered expectations. Economic activity is demonstrating signs of renewal. Supplementing the above, asset allocators point to the fact that yields hovering at historical low levels may not seem enticing, especially given that a small absolute increase in yield can create a negative percentage price change. Lengthening this argument, assets parked in money funds are looking for an outlet, as the average expense ratio of a retail money market fund closely matches its yield. We remained skeptical about the sustainability of the market's momentum and kept the portfolio relatively conservatively positioned, which has hurt the fund in the short-run. All of the above represent hard-to-stop momentum characteristics.

The portfolio reflects the belief that the economy does not uniformly point in the direction of secure growth in all sectors. Our sense is key sectors are still navigating the backside of a bout of over investment and excess capacity.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2003	2002[1,2,3]
Net asset value, beginning of period	$17.78	$21.93
Income from investment operations
Net investment income	0.19	0.02
Net realized and unrealized gains or losses on securities	1.39	-4.17
Total from investment operations	1.58	-4.15
Distributions to shareholders from
Net investment income	-0.19	0
Net asset value, end of period	$19.17	$17.78
Total return[4]	8.98%	-18.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$900	$59
Ratios to average net assets
Expenses[5]	1.08%	0.67%[6]
Net investment income (loss)	1.01%	-0.19%[6]
Portfolio turnover rate	71%	39%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2003	2002[1,2,3]
Net asset value, beginning of period	$17.75	$21.93
Income from investment operations
Net investment income	0.07	0
Net realized and unrealized gains or losses on securities	1.42	-4.18
Total from investment operations	1.49	-4.18
Distributions to shareholders from
Net investment income	-0.09	0
Net asset value, end of period	$19.15	$17.75
Total return[4]	8.43%	-19.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,066	$199
Ratios to average net assets
Expenses[5]	1.80%	1.90%[6]
Net investment income	0.32%	0.06%[6]
Portfolio turnover rate	71%	39%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2003	2002[1,2,3]
Net asset value, beginning of period	$17.76	$21.93
Income from investment operations
Net investment income	0.07	0
Net realized and unrealized gains or losses on securities	1.41	-4.17
Total from investment operations	1.48	-4.17
Distributions to shareholders from
Net investment income	-0.09	0
Net asset value, end of period	$19.15	$17.76
Total return[4]	8.38%	-19.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$656	$139
Ratios to average net assets
Expenses[5]	1.80%	1.82%[6]
Net investment income (loss)	0.33%	-0.06%[6]
Portfolio turnover rate	71%	39%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS I	2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$17.76	$23.05	$23.00	$21.31	$23.72	$22.60
Income from investment operations
Net investment income	0.24	0.65	0.02	0.23	0.25	0.33
Net realized and unrealized gains or losses on securities	1.42	-5.52	0.04	1.97	-1.95	1.57
Total from investment operations	1.66	-4.87	0.06	2.20	-1.70	1.90
Distributions to shareholders from
Net investment income	-0.24	-0.22	-0.01	-0.23	-0.29	-0.29
Net realized gains	0	-0.20	0	-0.28	-0.42	-0.49
Total distributions to shareholders	-0.24	-0.42	-0.01	-0.51	-0.71	-0.78
Net asset value, end of period	$19.18	$17.76	$23.05	$23.00	$21.31	$23.72
Total return	9.46%	-21.40%	0.28%	10.38%	-7.33%	8.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$700,894	$732,110	$835,732	$815,097	$750,470	$530,995
Ratios to average net assets
Expenses[4]	0.80%	0.77%	0.76%[5]	0.75%	0.75%	0.71%
Net investment income	1.36%	1.07%	0.78%[5]	1.01%	1.14%	1.61%
Portfolio turnover rate	71%	39%	3%	38%	31%	41%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,			Year Ended June 30,
CLASS IS	2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]	1999[1]
Net asset value, beginning of period	$17.76	$23.04	$22.99	$21.32	$23.72	$22.60
Income from investment operations
Net investment income	0.20	0.54	0	0.18	0.19	0.29
Net realized and unrealized gains or losses on securities	1.41	-5.45	0.05	1.94	-1.93	1.56
Total from investment operations	1.61	-4.91	0.05	2.12	-1.74	1.85
Distributions to shareholders from
Net investment income	-0.20	-0.17	0	-0.17	-0.24	-0.24
Net realized gains	0	-0.20	0	-0.28	-0.42	-0.49
Total distributions to shareholders	-0.20	-0.37	0	-0.45	-0.66	-0.73
Net asset value, end of period	$19.17	$17.76	$23.04	$22.99	$21.32	$23.72
Total return	9.14%	-21.58%	0.26%	10.06%	-7.56%	8.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,728	$5,765	$9,884	$10,093	$6,724	$1,810
Ratios to average net assets
Expenses[4]	1.05%	1.01%	1.01%[5]	1.01%	1.00%	0.96%
Net investment income	1.10%	0.82%	0.54%[5]	0.75%	0.87%	1.34%
Portfolio turnover rate	71%	39%	3%	38%	31%	41%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

July 31, 2003

	Shares	Value

COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 8.8%
Household Durables 1.2%
Black & Decker Corp.	200,291	$ 8,183,890
Leisure Equipment & Products 0.3%
Eastman Kodak Co.	82,864	2,289,532
Media 5.4%
AOL Time Warner, Inc. *	696,777	10,751,269
Comcast Corp., Class A *	362,761	10,628,897
Liberty Media Corp., Class A *	1,033,050	11,456,525
New York Times Co., Class A	130,229	5,808,213
38,644,904
Specialty Retail 0.6%
Barnes & Noble, Inc. *	179,560	4,296,871
Textiles, Apparel & Luxury Goods 1.3%
Jones Apparel Group, Inc. *	212,120	6,140,874
Liz Claiborne, Inc.	96,941	3,337,679
9,478,553
CONSUMER STAPLES 6.9%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	96,878	5,020,218
PepsiCo, Inc.	217,280	10,010,089
15,030,307
Food Products 1.2%
ConAgra Foods, Inc.	105,497	2,376,847
Kellogg Co.	167,700	5,757,141
8,133,988
Household Products 2.1%
Dial Corp.	152,900	2,993,782
Kimberly-Clark Corp.	132,011	6,389,333
Procter & Gamble Co.	63,644	5,592,398
14,975,513
Tobacco 1.5%
Altria Group, Inc.	268,059	10,725,041
ENERGY 10.4%
Energy Equipment & Services 2.7%
Cooper Cameron Corp. *	99,713	4,767,278
ENSCO International, Inc.	151,509	3,798,331
Halliburton Co.	170,040	3,769,787
Nabors Industries, Ltd. *	74,782	2,677,196
Noble Corp. *	118,163	3,884,018
18,896,610
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 7.7%
Anadarko Petroleum Corp.	100,455	$ 4,399,929
ChevronTexaco Corp.	85,755	6,183,793
ConocoPhillips	85,992	4,500,821
Devon Energy Corp.	116,053	5,497,431
Exxon Mobil Corp.	410,899	14,619,786
Occidental Petroleum Corp.	332,913	10,882,926
Valero Energy Corp.	141,704	5,158,026
XTO Energy, Inc.	189,354	3,654,532
54,897,244
FINANCIALS 31.8%
Capital Markets 6.7%
Goldman Sachs Group, Inc.	4,816	419,666
J.P. Morgan Chase & Co.	440,446	15,437,632
Merrill Lynch & Co., Inc.	252,275	13,716,192
Morgan Stanley	206,986	9,819,416
State Street Corp.	180,554	8,287,429
47,680,335
Commercial Banks 12.6%
Bank of America Corp.	334,113	27,587,710
Bank One Corp.	351,210	13,893,868
First Tennessee National Corp.	182,203	7,816,509
Hibernia Corp., Class A	151,134	3,024,191
U.S. Bancorp	575,801	14,118,641
Wells Fargo & Co.	456,893	23,086,803
89,527,722
Consumer Finance 1.5%
American Express Co.	237,082	10,471,912
Diversified Financial Services 4.8%
Citigroup, Inc.	766,403	34,334,854
Insurance 2.8%
Allstate Corp.	228,487	8,689,361
American International Group, Inc.	172,457	11,071,739
19,761,100
Thrifts & Mortgage Finance 3.4%
Fannie Mae	105,862	6,779,403
Sovereign Bancorp, Inc.	341,733	6,130,690
Washington Mutual, Inc.	275,363	10,871,331
23,781,424
HEALTH CARE 8.3%
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Co.	90,000	3,296,700
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.3%
Anthem, Inc. *	30,538	$ 2,305,924
Pharmaceuticals 7.5%
Bristol-Myers Squibb Co.	256,389	6,717,392
Eli Lilly & Co.	135,906	8,948,051
Merck & Co., Inc.	181,405	10,028,068
Pfizer, Inc.	504,948	16,845,065
Wyeth	231,406	10,547,486
53,086,062
INDUSTRIALS 11.3%
Aerospace & Defense 2.8%
Honeywell International, Inc.	344,238	9,735,051
Lockheed Martin Corp.	72,739	3,807,159
Northrop Grumman Corp.	68,046	6,276,563
19,818,773
Commercial Services & Supplies 0.9%
Waste Management, Inc.	271,023	6,474,740
Electrical Equipment 1.3%
Emerson Electric Co.	173,886	9,337,678
Industrial Conglomerates 2.3%
3M Co.	44,413	6,226,703
Tyco International, Ltd.	535,600	9,962,160
16,188,863
Machinery 2.8%
Deere & Co.	219,363	11,139,253
Illinois Tool Works, Inc.	126,151	8,786,417
19,925,670
Road & Rail 1.2%
CSX Corp.	263,191	8,237,878
INFORMATION TECHNOLOGY 6.5%
Communications Equipment 0.6%
Nokia Corp., ADR	301,003	4,605,346
Computers & Peripherals 2.1%
Hewlett-Packard Co.	568,021	12,025,005
International Business Machines Corp.	35,471	2,882,019
14,907,024
Electronic Equipment & Instruments 1.5%
Tech Data Corp. *	148,847	4,658,911
Thermo Electron Corp. *	277,000	6,163,250
10,822,161
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2003

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.1%
First Data Corp.	198,900	$ 7,510,464
Software 1.2%
Microsoft Corp.	310,128	8,187,379
MATERIALS 3.7%
Chemicals 1.4%
PPG Industries, Inc.	170,861	9,648,520
Metals & Mining 0.7%
Nucor Corp.	106,100	5,232,852
Paper & Forest Products 1.6%
International Paper Co.	218,300	8,539,896
MeadWestvaco Corp.	122,861	2,974,465
11,514,361
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
ALLTEL Corp.	97,686	4,570,728
BellSouth Corp.	131,550	3,350,579
Centurytel, Inc.	176,004	6,035,177
SBC Communications, Inc.	270,606	6,321,356
Telefonos de Mexico SA de CV, ADR	107,341	3,312,543
Verizon Communications, Inc.	141,038	4,916,585
28,506,968
UTILITIES 3.7%
Electric Utilities 2.7%
Exelon Corp.	193,709	11,132,456
FPL Group, Inc. (p)	132,937	8,198,225
19,330,681
Multi-Utilities & Unregulated Power 1.0%
Scana Corp.	217,500	7,221,000
Total Common Stocks		677,268,844
SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Money Market Fund (o)	33,743,851	33,743,851
Navigator Prime Portfolio (pp)	6,167,887	6,167,887
Total Short-Term Investments		39,911,738
Total Investments (cost $655,390,449) 101.0%		717,180,582
Other Assets and Liabilities (1.0%)		(6,935,494)
Net Assets 100.0%		$ 710,245,088
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2003

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2003

Assets
Identified cost of securities	$ 655,390,449
Net unrealized gains on securities	61,790,133

Market value of securities	717,180,582
Receivable for Fund shares sold	1,330,699
Receivable for securities lending income	789
Dividends receivable	955,287
Prepaid expenses and other assets	43,839

Total assets	719,511,196

Liabilities
Dividends payable	250,752
Payable for securities purchased	1,467,117
Payable for Fund shares redeemed	1,314,343
Payable for securities on loan	6,167,887
Advisory fee payable	12,023
Distribution Plan expenses payable	99
Due to other related parties	1,939
Accrued expenses and other liabilities	51,948

Total liabilities	9,266,108

Net assets	$ 710,245,088

Net assets represented by
Paid-in capital	$ 776,241,340
Undistributed net investment income	245,189
Accumulated net realized losses on securities	(128,031,574)
Net unrealized gains on securities	61,790,133

Total net assets	$ 710,245,088

Net assets consists of
Class A	$ 900,327
Class B	1,066,291
Class C	655,736
Class I	700,894,495
Class IS	6,728,239

Total net assets	$ 710,245,088

Shares outstanding
Class A	46,973
Class B	55,679
Class C	34,246
Class I	36,548,955
Class IS	350,930

Net asset value per share
Class A	$ 19.17
Class A -- Offering price (based on sales charge of 5.75%)	$ 20.34
Class B	$ 19.15
Class C	$ 19.15
Class C -- Offering price (based on sales charge of 1.00%)	$ 19.34
Class I	$ 19.18
Class IS	$ 19.17

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2003

Investment income
Dividends (net of foreign withholding taxes of $11,917)	$ 14,374,451

Expenses
Advisory fee	4,130,500
Distribution Plan expenses
Class A	1,152
Class B	6,341
Class C	3,795
Class IS	14,278
Administrative services fee	666,210
Transfer agent fees	72,569
Trustees' fees and expenses	9,339
Printing and postage expenses	44,532
Custodian fees	158,376
Registration and filing fees	114,146
Professional fees	20,670
Other	130,286

Total expenses	5,372,194
Less: Expense reductions	(2,323)

Net expenses	5,369,871

Net investment income	9,004,580

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(77,211,904)
Net change in unrealized gains or losses on securities	125,554,528

Net realized and unrealized gains or losses on securities	48,342,624

Net increase in net assets resulting from operations	$ 57,347,204

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2003		2002*

Operations
Net investment income		$ 9,004,580		$ 8,842,458
Net realized losses on securities		(77,211,904)		(43,455,677)
Net change in unrealized gains or losses on securities		125,554,528		(161,413,099)

Net increase (decrease) in net assets resulting from operations		57,347,204		(196,026,318)

Distributions to shareholders from
Net investment income
Class A		(4,336)		0
Class B		(3,118)		0
Class C		(1,927)		0
Class I		(8,825,448)		(8,669,363)
Class IS		(62,723)		(70,581)
Net realized gains
Class I		0		(7,724,759)
Class IS		0		(89,639)

Total distributions to shareholders		(8,897,552)		(16,554,342)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	122,954	2,207,170	3,336	64,919
Class B	54,388	967,068	11,196	184,403
Class C	32,042	575,977	7,880	147,915
Class I	15,732,339	278,767,063	3,686,673	213,400,429
Class IS	172,933	3,083,707	64,817	4,141,734

		285,600,985		217,939,400

Net asset value of shares issued in reinvestment of distributions
Class A	198	3,534	0	0
Class B	144	2,555	0	0
Class C	94	1,667	0	0
Class I	163,785	2,876,418	116,083	12,004,417
Class IS	1,982	35,148	1,113	121,753

		2,919,322		12,126,170

Automatic conversion of Class B shares to Class A shares
Class A	23	435	0	0
Class B	(23)	(435)	0	0

		0		0

Payment for shares redeemed
Class A	(79,538)	(1,416,344)	0	0
Class B	(10,026)	(179,342)	0	0
Class C	(5,708)	(99,209)	(62)	(1,010)
Class I	(20,574,038)	(360,666,452)	(2,557,000)	(118,629,844)
Class IS	(148,662)	(2,634,662)	(176,899)	(6,198,653)

		(364,996,009)		(124,829,507)

Shares issued in stock split
Class I	0	0	36,355,217	0
Class IS	0	0	392,754	0

Net increase (decrease) in net assets resulting from capital share transactions		(76,475,702)		105,236,063

Total decrease in net assets		(28,026,050)		(107,344,597)
Net assets
Beginning of period		738,271,138		845,615,735

End of period		$ 710,245,088		$ 738,271,138

Undistributed net investment income		$ 245,189		$ 138,161

* For Class A, Class B and Class C, for the period from March 27, 2002 (commencement of class operations), to July 31, 2002.
See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Value Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2003, the Fund paid brokerage commissions of $365,350 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 26, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $458,015,229 and $538,835,092, respectively, for the year ended July 31, 2003.

During the year ended July 31, 2003, the Fund loaned securities to certain brokers. At July 31, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $6,013,812 and $6,167,887, respectively. During the year ended July 31, 2003, the Fund earned $23,019 in income from securities lending.

On July 31, 2003, the aggregate cost of securities for federal income tax purposes was $663,836,794. The gross unrealized appreciation and depreciation on securities based on tax cost was $82,971,053 and $29,627,265, respectively, with a net unrealized appreciation of $53,343,788.

As of July 31, 2003, the Fund had $60,166,275 in capital loss carryovers for federal income tax purposes expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2003, the Fund incurred and will elect to defer post-October losses of $59,418,953.

21

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed		Capital Loss
Ordinary	Unrealized	Carryover and
Income	Appreciation	Post-October Loss

$245,189	$53,343,788	$119,585,228

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended July 31,
	2003	2002

Ordinary Income	$ 8,897,552	$ 9,472,675
Long-term Capital Gain	0	7,081,667

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

22

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

23

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Value Fund, a series of Evergreen Select Equity Trust, as of July 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Value Fund, as of July 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 5, 2003

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100.00% of ordinary income dividends paid during the fiscal year ended July 31, 2003 qualified for the dividends received deduction.

For individual shareholders, certain distributions paid by the Fund during the fiscal year ended July 31, 2003 may be subject to a maximum income tax rate of 15% as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1]  Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 103 Evergreen funds.

[2]  Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3]  The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4]  The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of July 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

567511   9/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1)   Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)   Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 9/30/2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 9/30/2003